CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 04, 2021		$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 04, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(9,971)
Balance at the end at Jun. 30, 2021			$ 575	24,425	(9,971)	15,029
Balance at the end (in shares) at Jun. 30, 2021			5,750,000
Balance at the beginning at Feb. 04, 2021		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 04, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			5,750,000
Remeasurement of Class A ordinary shares subject to redemption to redemption amount				(21,555,404)	(7,037,831)	28,593,235
Net loss					(516,442)	(516,442)
Balance at the end at Dec. 31, 2021			$ 575		(7,554,273)	(7,553,698)
Balance at the end (in shares) at Dec. 31, 2021			5,750,000
Balance at the beginning at Feb. 05, 2021		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 05, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	[1]		$ 575	24,425	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	[1]		5,750,000
Net loss				0	(7,786)	(7,786)
Balance at the end at Mar. 31, 2021			$ 575	24,425	(7,786)	17,214
Balance at the end (in shares) at Mar. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				0	(2,185)	(2,185)
Balance at the end at Jun. 30, 2021			$ 575	24,425	(9,971)	15,029
Balance at the end (in shares) at Jun. 30, 2021			5,750,000
Balance at the beginning at Dec. 31, 2021			$ 575		(7,554,273)	(7,553,698)
Balance at the beginning (in shares) at Dec. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares subject to redemption to redemption amount						348,332
Deemed dividend - Forward Purchase and Backstop Securities						(225,000)
Net loss						(5,986,156)
Balance at the end at Jun. 30, 2022			$ 575		(14,337,141)	(14,336,566)
Balance at the end (in shares) at Jun. 30, 2022			5,750,000
Balance at the beginning at Jan. 01, 2022		$ 0	$ 575	$ 0	(7,554,273)	(7,553,698)
Balance at the beginning (in shares) at Jan. 01, 2022		0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of Forward Purchase Agreement					(223,380)	(223,380)
Deemed dividend - Forward Purchase and Backstop Securities					(225,000)	(225,000)
Net loss					(4,361,240)	(4,361,240)
Balance at the end at Mar. 31, 2022			$ 575		(12,363,893)	(12,363,318)
Balance at the end (in shares) at Mar. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares subject to redemption to redemption amount					(348,332)	(348,332)
Net loss					(1,624,916)	(1,624,916)
Balance at the end at Jun. 30, 2022			$ 575		$ (14,337,141)	$ (14,336,566)
Balance at the end (in shares) at Jun. 30, 2022			5,750,000

[1]	(1) For the period from February 5, 2021 (inception) through June 30, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).